Share Capital - Additional Information - Other (Detail)		1 Months Ended	12 Months Ended
	Apr. 17, 2014 shares	May. 31, 2016	Mar. 31, 2016
Shareholders Equity [Line Items]
Number of votes per share			One vote
Subsequent Event [Member]
Shareholders Equity [Line Items]
Issued and outstanding common shares description		1-for-10 share
Issued and outstanding common shares ratio		0.1
Class B Shares [Member]
Shareholders Equity [Line Items]
The conversion of class B shares into class A shares	7,946,420